Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans and Leases Receivable Disclosure [Abstract]
Loans Receivable
4.	LOANS RECEIVABLE
The portfolio segments and classes of loans are as follows:

(In Thousands)	June 30, 2022	December 31, 2021
Agriculture loans	$7,710	$9,341
Commercial loans	88,452	98,604
Paycheck Protection Program (“PPP”) loans	2,527	23,774
Commercial real estate loans	435,588	338,749
Residential real estate loans	241,401	231,302
Consumer and other loans	8,689	7,087
Municipal loans	5,814	6,182

	790,181	715,039
Deferred costs (fees)	225	(223)
Allowance for loan losses	(3,890)	(3,152)

Total	$786,516	$711,664

The Company

originates commercial, residential, and consumer loans within its primary market areas of southcentral and southeastern Pennsylvania. A significant portion of the loan portfolio is secured by real estate. In the normal course of business, the Company extends loans to officers, directors, and corporations in which they are beneficially interested as stockholders, officers, or directors. The balance of these loans and extensions of credit totaled $2,785 and $10,631 as of June 30, 2022 and December 31, 2021, respectively.

5.	LOANS RECEIVABLE
The portfolio segments and classes of loans are as follows:

(In Thousands)	December 31, 2021	December 31, 2020
Agriculture loans	$9,341	$11,246
Commercial loans	98,604	21,534
Paycheck Protection Program (“PPP”) loans	23,774	—
Commercial real estate loans	338,749	27,261
Residential real estate loans	231,302	167,536
Consumer and other loans	7,087	2,514
Municipal loans	6,182	6,749

	715,039	236,840
Deferred fees	(223)	(256)
Allowance for loan losses	(3,152)	(2,789)

Total	$711,664	$233,795

The Company originates commercial, residential, and consumer loans within its primary market areas of southcentral and southeastern Pennsylvania. A significant portion of the loan portfolio is secured by real estate. In the normal course of business, the Company extends loans to officers, directors, and corporations in which they are beneficially interested as stockholders, officers, or directors. The balance of these loans and extensions of credit totaled $10,631 and $2,586 as of December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, the Company serviced residential mortgage loans for the Federal Home Loan Bank of Pittsburgh in the amount of $51,101 and $45,356, respectively.